Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 1.1	Taxes	BRUNEI DARUSSALAM	snj:BN-BE	Government of Brunei Darussalam [Member]	Oil-Well-BN-BE [Member]	Oil [Member]	Other Segment [Member]	Well
#: 2
	3.7	Taxes	CANADA	snj:CA-AB	Government of Canada [Member]	Oil -Well-CA-AB [Member]	Oil [Member]	Canada Segment [Member]	Well
#: 3
	11.0	Royalties	CANADA	snj:CA-NL	Government of Canada [Member]	Oil-Well-CA-NL [Member]	Oil [Member]	Canada Segment [Member]	Well
#: 4
	1.0	Taxes	CANADA	snj:CA-AB	Municipal District of Greenview, Alberta [Member]	Oil -Well-CA-AB [Member]	Oil [Member]	Canada Segment [Member]	Well
#: 5
	1.9	Taxes	CANADA	snj:CA-AB	Government of Alberta [Member]	Oil -Well-CA-AB [Member]	Oil [Member]	Canada Segment [Member]	Well
#: 6
	5.4	Royalties	CANADA	snj:CA-AB	Government of Alberta [Member]	Oil -Well-CA-AB [Member]	Oil [Member]	Canada Segment [Member]	Well
#: 7
	0.8	Fees	CANADA	snj:CA-AB	Government of Alberta [Member]	Oil -Well-CA-AB [Member]	Oil [Member]	Canada Segment [Member]	Well
#: 8
	17.7	Prod. Entitlements	CANADA	snj:CA-AB	Government of Alberta [Member]	Oil -Well-CA-AB [Member]	Oil [Member]	Canada Segment [Member]	Well	Yes	Monthly average sale price
#: 9
	1.9	Taxes	CANADA	snj:CA-BC	Government of British Columbia [Member]	Natural Gas-Well-CA-BC [Member]	Natural Gas [Member]	Canada Segment [Member]	Well
#: 10
	26.0	Royalties	CANADA	snj:CA-BC	Government of British Columbia [Member]	Natural Gas-Well-CA-BC [Member]	Natural Gas [Member]	Canada Segment [Member]	Well
#: 11
	2.4	Fees	CANADA	snj:CA-BC	Government of British Columbia [Member]	Natural Gas-Well-CA-BC [Member]	Natural Gas [Member]	Canada Segment [Member]	Well
#: 12
	29.4	Royalties	CANADA	snj:CA-NL	Government of Newfoundland and Labrador [Member]	Oil-Well-CA-NL [Member]	Oil [Member]	Canada Segment [Member]	Well
#: 13
	0.2	Fees	CANADA	snj:CA-NL	Government of Newfoundland and Labrador [Member]	Oil-Well-CA-NL [Member]	Oil [Member]	Canada Segment [Member]	Well
#: 14
	7.7	Fees	CÔTE D'IVOIRE	snj:CI-AB	Receveur des Grandes Entreprises [Member]	Oil/Natural Gas-Well-CI-AB [Member]	Oil And Natural Gas [Member]	Other Segment [Member]	Well
#: 15
	2.6	Fees	CÔTE D'IVOIRE	snj:CI-AB	Petroci Comite de Negociation de CP [Member]		Oil And Natural Gas [Member]	Other Segment [Member]	Well
#: 16
	0.3	Fees	CÔTE D'IVOIRE	snj:CI-AB	Direction Generale des Hydrocarbures [Member]	Oil/Natural Gas-Well-CI-AB [Member]	Oil And Natural Gas [Member]	Other Segment [Member]	Well
#: 17
	1.2	Comm. Social Resp.	CÔTE D'IVOIRE	snj:CI-AB	Direction Generale des Hydrocarbures [Member]	Oil-Well-CI-AB [Member]	Oil [Member]	Other Segment [Member]	Well
#: 18
	0.8	Fees	CÔTE D'IVOIRE	snj:CI-AB	Petroci Comite de Negociation de CP [Member]	Oil-Well-CI-AB [Member]	Oil [Member]	Other Segment [Member]	Well
#: 19
	7.2	Fees	MEXICO	snj:MX-TAB	Fondo Mexicano del Petroleo para la Estabilizacion y el Desarrollo [Member]	Oil/Natural Gas-Well-MX-TAB [Member]	Oil And Natural Gas [Member]	Other Segment [Member]	Well
#: 20
	4.0	Fees	MEXICO	snj:MX-TAB	Servicio de Administracion Tributaria [Member]	Oil/Natural Gas-Well-MX-TAB [Member]	Oil And Natural Gas [Member]	Other Segment [Member]	Well
#: 21
	355.3	Royalties	UNITED STATES	snj:US-LA	U.S. Department of the Interior [Member]	Oil-Well-US-LA [Member]	Oil [Member]	United States Segment [Member]	Well
#: 22
	14.2	Royalties	UNITED STATES	snj:US-LA	U.S. Department of the Interior [Member]	Natural Gas-Well-US-LA [Member]	Natural Gas [Member]	United States Segment [Member]	Well
#: 23
	1.4	Fees	UNITED STATES		U.S. Department of the Interior [Member]		Oil And Natural Gas [Member]	United States Segment [Member]	Well
#: 24
	11.6	Fees	UNITED STATES		U.S. Office Of Natural Resources Revenue [Member]		Oil And Natural Gas [Member]	United States Segment [Member]	Well
#: 25
	0.2	Comm. Social Resp.	VIET NAM	snj:VN-43	Vietnam Oil and Gas Group [Member]	Oil-Well-VN-43 [Member]	Oil [Member]	Other Segment [Member]	Well
#: 26
	$ 0.1	Comm. Social Resp.	VIET NAM	snj:VN-29	Vietnam Oil and Gas Group [Member]	Oil-Well-VN-29 [Member]	Oil [Member]	Other Segment [Member]	Well